Subsequent Events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
35. Subsequent Events
The share repurchase based on the resolution at the Board of Directors meeting held on October 28, 2019 and cancellation of own shares were completed. The details of share repurchase and cancellation of own shares subsequent to the balance sheet date are as follows.

(1) Status of Share Repurchase

• Class of shares repurchased	Common shares

• Total number of shares repurchased	8,224,900 shares

• Total value of shares repurchased	¥10,088,218,300

• Repurchased period	April 1, 2020 – May 8, 2020

• Method of share repurchased	Market purchases based on the discretionary dealing contract regarding repurchase of own shares

(Reference)
Cumulative number of own shares acquired based on the above resolution at the Board of Directors meeting as of May 8, 2020

• Class of shares repurchased	Common shares
• Total number of shares repurchased	34,061,300 shares
• Total value of shares repurchased	¥55,807,590,700
• Repurchased period	November 1, 2019 – May 8, 2020
• Method of share repurchased	Market purchases based on the discretionary dealing contract regarding repurchase of own shares

(2) Cancellation of Own Shares

• Class of shares cancelled	Common shares
• Number of shares cancelled	10,674,148 shares
• Cancellation date	May 29, 2020